Optica Rare Earths & Critical Materials ETF

Schedule of Investments

February 28, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 100.1%

Australia — 23.8%
Energy— 0.4%
Paladin Energy*	18,132	$8,498

Materials— 23.4%
Alkane Resources*	9,350	4,256
Alpha HPA*	10,097	4,766
Calix*	1,465	5,700
Firefinch*(A)	7,320	49
Glencore PLC	34,468	206,704
IGO	3,377	29,901
Iluka Resources	2,111	14,833
Lynas Rare Earths*	4,100	22,672
Mincor Resources NL*	5,255	4,483
Mineral Resources	814	45,319
Northern Star Resources	5,159	36,077
Pilbara Minerals	12,505	35,165
South32	19,787	57,910
Syrah Resources*	5,072	6,447
		474,282
Total Australia		482,780

Canada — 8.0%
Communication Services— 2.5%
Cameco	1,861	50,986

Energy— 0.4%
Denison Mines*	5,797	7,324

Health Care— 0.2%
Neo Performance Materials	569	4,317

Materials— 4.9%
Altius Minerals	383	6,091
Largo*	767	4,918
Teck Resources, Cl B	2,244	89,580
		100,589
Total Canada		163,216

Chile — 5.7%
Materials— 5.7%
Lundin Mining	3,595	22,418
Sociedad Quimica y Minera de Chile ADR	1,044	92,655
		115,073
Description	Shares	Fair Value
China — 14.9%
Industrials— 0.9%
JL Mag Rare-Earth, Cl H	5,600	$17,978

Materials— 14.0%
Aluminum Corp of China, Cl H	100,000	50,959
CMOC Group, Cl H	126,000	70,789
Ganfeng Lithium Group, Cl H	11,200	78,048
Jinchuan Group International Resources	89,000	6,917
South Manganese Investment*	44,000	3,419
Tianqi Lithium, Cl H*	10,400	73,931
		284,063
Total China		302,041

Finland — 0.2%
Materials— 0.2%
Jervois Global*	31,677	3,845

France — 0.8%
Materials— 0.8%
Eramet*	146	15,762

Ireland — 0.3%
Materials— 0.3%
Kenmare Resources	892	5,238

Japan — 1.1%
Industrials— 0.2%
Alconix	400	3,994

Materials— 0.9%
Daiki Aluminium Industry	500	5,315
Toho Titanium	500	7,235
UACJ	300	5,885
		18,435
Total Japan		22,429

Mexico — 10.3%
Materials— 10.3%
Southern Copper	2,834	208,837

Netherlands — 0.4%
Materials— 0.4%
AMG Advanced Metallurgical Group*	206	8,149

Optica Rare Earths & Critical Materials ETF

Schedule of Investments

February 28, 2023 (Unaudited)

Description	Shares	Fair Value
South Africa — 7.4%
Financials— 0.7%
African Rainbow Minerals	1,086	$15,050

Materials— 6.7%
Anglo American Platinum	1,090	60,403
Impala Platinum Holdings	3,657	34,169
Northam Platinum Holdings*	1,885	15,532
Sibanye Stillwater ADR	3,172	25,693
		135,797
Total South Africa		150,847

United States — 23.9%
Energy— 0.8%
Energy Fuels*	1,077	7,270
Uranium Energy*	2,304	8,525
		15,795

Materials— 23.1%
Albemarle	471	119,780
Alcoa	791	38,711
Arconic*	529	13,987
Century Aluminum*	659	7,954
Constellium, Cl A*	733	11,721
Freeport-McMoRan, Cl B	5,047	206,776
Kaiser Aluminum	107	8,487
Livent*	835	19,581
MP Materials*	809	28,315
Tronox Holdings	817	12,745
		468,057
Total United States		483,852

Zambia — 3.3%
Materials— 3.3%
First Quantum Minerals	2,883	63,125
Sylvania Platinum	3,249	4,264
		67,389

Total Common Stock
(Cost $2,099,143)		2,029,458

SHORT-TERM INVESTMENT(B) — 0.4%
Invesco Government & Agency Portfolio, Cl Institutional 4.510%
(Cost $8,040)	8,040	8,040

Total Investments - 100.5%
(Cost $2,107,183)		$2,037,498

Percentages are based on net assets of $2,028,275.

*	Non-income producing security.
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(B)	The rate shown is the 7-day effective yield as of February 28, 2023.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

OPT-QH-001-0200